Intangible assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Amortization expense	$ 2,354,000	$ 2,309,000
Disposals	7,311,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill		1,200,000
Net realizable value		0
Cost
Disclosure of detailed information about intangible assets [line items]
Amortization expense	0	0
Disposals	9,138,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill		$ 0
Power Manager Business | Cost
Disclosure of detailed information about intangible assets [line items]
Disposals	$ (7,311,000)